Post employment benefits - Sensitivity analysis (Details) € in Millions	12 Months Ended
Mar. 31, 2024 EUR (€)
Life expectancy
Sensitivity analysis
Increase in actuarial assumption life expectancy (in Years)	1 year
Decrease in actuarial assumption life expectancy (in Years)	1 year
Defined Benefit Pension Plan | Rate of inflation
Sensitivity analysis
Decrease in actuarial assumption (as a percent)	0.50%
Increase in actuarial assumption (as a percent)	0.50%
Decrease in actuarial assumption	€ (232)
Increase in actuarial assumption	€ 250
Defined Benefit Pension Plan | Rate of increase in salaries
Sensitivity analysis
Decrease in actuarial assumption (as a percent)	0.50%
Increase in actuarial assumption (as a percent)	0.50%
Decrease in actuarial assumption	€ (2)
Increase in actuarial assumption	€ 3
Defined Benefit Pension Plan | Discount rate
Sensitivity analysis
Decrease in actuarial assumption (as a percent)	0.50%
Increase in actuarial assumption (as a percent)	0.50%
Decrease in actuarial assumption	€ 362
Increase in actuarial assumption	(321)
Defined Benefit Pension Plan | Life expectancy
Sensitivity analysis
Decrease in actuarial assumption	(122)
Increase in actuarial assumption	€ 122